RELATED PARTY TRANSACTIONS	6 Months Ended
Apr. 30, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 8 – RELATED PARTY TRANSACTIONS

Office Space from Related Party

In the six months ended April 30, 2023, the Company did not lease any office space from related party.

In the six months ended April 30, 2022, the Company leases office space from Beijing Wandezhonggui Management Consulting Co., Ltd. (“WDZG Consulting”), which owns 100% of TRX ZJ. For the six months ended April 30, 2022, rent expense related to office leases from WDZG Consulting amounted approximately $4,000, which have been included in general and administrative - other on the accompanying unaudited condensed consolidated statements of operations and comprehensive loss.

Borrowings from Related Parties and Interest Expense

In the six months ended April 30, 2023, the Company did not have any related party borrowing.

In the six months ended April 30, 2022, the Company borrowed $233,811 from related parties for working capital needs and repaid $233,811 to such related parties. The related parties’ borrowings are short-term in nature, non-interest bearing, unsecured and repayable on demand.

Due from Related Party

At April 30, 2023 and October 31, 2022, due from related party consisted of the following:

Name of related party	April 30, 2023	October 31, 2022
Wei Chen (*)	$—	$1,369
	$—	$1,369

(*) Wei Chen is the Company’s manager.

The balance due from such related party was short-term in nature, unsecured, repayable on demand, and bears no interest. Management believes that the related party receivable is fully collectable. Therefore, no allowance for doubtful accounts is deemed to be required on its due from related party at October 31, 2022. The Company historically has not experienced an uncollectible receivable from the related party.

Due to Related Parties

At April 30, 2023 and October 31, 2022, due to related parties consisted of the following:

Name of related party	April 30, 2023	October 31, 2022
Baohai Xu (*)	$232,582	$105,500
Feng’e Feng (**)	186,571	—
Mingxiu Luan (***)	125,027	—
Sheng Xu (**)	105,500	—
Mufang Gao (****)	79,870	—
Zhe Wang (****)	68,958	—
WDZG Consulting	9,983	9,449
Liwei Song (*)	1,855	—
Fan Shen (*)	329	578
Kui Che (*)	50	48
Xiangchun Ruan (*)	—	10,955
	$810,725	$126,530

(*) Baohai Xu, Liwei Song, Fan Shen, Kui Che, and Xiangchun Ruan are the Company’s mangers.

(**) Feng’e Feng is Sheng Xu’s mother. Sheng Xu, who is Mr. Zhe Wang’s wife, is the Company’s director.

(***) Mingxiu Luan is the Company’s chief financial officer.

NOTE 8 – RELATED PARTY TRANSACTIONS (continued)

Due to Related Parties (continued)

(****) Mufang Gao is Zhe Wang’s mother. Zhe Wang is the Company’s director, chairman and chief executive officer.

The balance  due to related parties represents expense paid by these related parties on behalf of the Company. The related parties’ payable is short-term in nature, non-interest bearing, unsecured and repayable on demand.